Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable, net

4. Accounts receivable, net

Accounts receivable, net, consisted of the following:

	December 31, 2024	December 31, 2025
	RMB	RMB
Accounts receivable, gross	987,913	1,149,968
Less: allowance for current expected credit losses	(5,434)	(4,216)
Accounts receivable, net	982,479	1,145,752

The following table summarizes the movement of the Group’s allowance for current expected credit losses:

	December 31, 2024	December 31, 2025
	RMB	RMB
Balance at the beginning of the year	(2,230)	(5,434)
Additions/(reversal)	(3,204)	1,218
Write-offs	-	-
Balance at the end of the year	(5,434)	(4,216)